Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2013
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
Schedule IV - Reinsurance
For the years ended December 31, 2013 and 2012 and period from October 6, 2011 (date of incorporation)
to December 31, 2011
(expressed in thousands of U.S. dollars)

	Direct gross premiums written	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2013	$—	$9,975	$401,937	$391,962	98%
Year ended December 31, 2012	—	—	190,374	190,374	100%
Period from October 6, 2011 (date of incorporation) to December 31, 2011	—	—	—	—	n/a